INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Disclosure Of Income Tax [Abstract]
Loss before income taxes	$ (7,787,892)	$ (7,498,612)	$ (1,928,870)
Expected income tax expense (recovery) at statutory rates	(2,103,000)	(2,025,000)	(502,000)
Change in statutory, foreign tax, foreign exchange rates and other	(44,576)	(75,379)	(13,000)
Permanent difference	356,000	1,439,000	163,000
Share issue cost		(132,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	(123,000)
Change in unrecognized deferred tax assets	1,752,000	795,000	$ 352,000
Income tax expense	$ (1,659)	$ 1,621